Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 951,797	$ 1,229,336	$ 1,473,699
Lessor, Operating Lease, Payments to be Received, Two Years	8,300
Lessor, Operating Lease, Payment to be Received, Year Three	7,800
Lessor, Operating Lease, Payment to be Received, Year Four	2,600
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	40,400
Variable Lease, Payment	4,300	400
Restructuring charges	5,568	5,632	1,597
Recovery of restructuring charges	5,600
Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	824,014	1,106,278	1,364,452
Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	127,783	123,058	109,247
Restructuring charges	5,600
Voyage Charters - VLCC
Disaggregation of Revenue [Line Items]
Total revenues	10,975
Voyage Charters - VLCC | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,975
Voyage Charters - VLCC | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0
Voyage charter
Disaggregation of Revenue [Line Items]
Total revenues	785,239	1,066,963	1,321,487
Voyage charter | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	785,239	1,066,963	1,321,487
Voyage charter | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Time Charter - Bunker Tanker
Disaggregation of Revenue [Line Items]
Total revenues	8,327	1,142
Time Charter - Bunker Tanker | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	0	0
Time Charter - Bunker Tanker | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	8,327	1,142
Time-charter
Disaggregation of Revenue [Line Items]
Total revenues	23,415	25,915	31,149
Time-charter | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	15,088	24,773	31,149
Time-charter | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	8,327	1,142	0
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	118,149	115,172	101,406
Commercial management, Other revenue | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,863	3,350	3,870
Commercial management, Other revenue | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	116,286	111,822	97,536
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	14,670	11,192	7,946
Ship-to-ship support services, Other revenue | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	14,670	11,192	7,946
Ship-to-ship support services, Other revenue | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Other
Disaggregation of Revenue [Line Items]
Total revenues	143,143	136,458	121,063
Other | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	23,687	14,542	11,816
Other | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	119,456	121,916	109,247
Management fees and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	10,324	10,094	11,711
Management fees and other, Other revenue | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7,154	0	0
Management fees and other, Other revenue | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	3,170	10,094	11,711
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	424,952	547,261	669,334
Voyage Charters - Suezmax | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	424,952	547,261	669,334
Voyage Charters - Suezmax | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	349,312	519,702	652,153
Voyage Charters - Aframax and LR2 | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	349,312	519,702	652,153
Voyage Charters - Aframax and LR2 | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	3,892	12,767	14,280
Time Charters - Suezmax | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,892	12,767	14,280
Time Charters - Suezmax | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Time Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	11,196	12,006	16,869
Time Charters - Aframax and LR2 | Tankers [Member]
Disaggregation of Revenue [Line Items]
Total revenues	11,196	12,006	16,869
Time Charters - Aframax and LR2 | Marines Services and Other
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 0	$ 0